Statements Of Financial Condition (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Winton Series [Member]
ASSETS
Cash and cash equivalents	$ 2,051,272	$ 1,808,624
U.S. Treasury securities, at fair value	7,821,927	8,020,509
Custom time deposits	35,581,630	45,409,259
Swap Contracts, at fair value	61,888
Investments in unconsolidated trading companies, at fair value	4,731,916	6,222,907
Interest receivable	108,125	109,462
Other Assets	6,890	117
Total Assets	50,363,648	61,570,878
LIABILITIES
Pending owner additions	18,811
Owner redemptions payable	10,618	8,782
Incentive fees payable to Managing Owner		467,341
Management fees payable to Managing Owner	90,559	122,675
Interest payable to Managing Owner	84,494	102,270
Trading fees payable to Managing Owner	31,302	25,245
Trailing service fees payable to Managing Owner	78,044	99,085
Payables to related parties	319	25,385
Other liabilities	1,377	658
Total Liabilities	315,524	851,441
CAPITAL
Total Owners' Capital	50,048,124	60,719,437
Total Capital	50,048,124	60,719,437
Total Liabilities and Capital	50,363,648	61,570,878
Units Outstanding	342,279	439,278
Winton Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	34,276	230,781
Total Capital	34,276	230,781
Units Outstanding	207	1,499
Winton Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	38,345,799	49,350,981
Total Capital	38,345,799	49,350,981
Units Outstanding	271,704	365,451
Winton Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	11,668,049	11,137,675
Total Capital	11,668,049	11,137,675
Units Outstanding	70,368	72,328
Winton Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	271,704	365,451
Net Asset Value per Unit	$ 141.13	$ 135.04
Winton Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	70,575	73,827
Net Asset Value per Unit	$ 165.82	$ 153.99
Winton/Graham Series [Member]
ASSETS
Cash and cash equivalents	1,156,042	1,352,481
U.S. Treasury securities, at fair value	3,839,855	7,045,351
Custom time deposits	17,467,347	39,888,265
Receivable from futures commission merchants		11,090,076
Open trade equity, at fair value		1,427,138
Swap Contracts, at fair value	30,381
Investments in unconsolidated trading companies, at fair value	8,473,424	3,383,251
Interest receivable	53,079	96,154
Other Assets	6,520	111
Total Assets	31,026,648	64,282,827
LIABILITIES
Pending owner additions	5,763
Owner redemptions payable	15,451	61,838
Incentive fees payable to Managing Owner		623,629
Management fees payable to Managing Owner	100,311	168,136
Interest payable to Managing Owner	52,268	97,293
Trading fees payable to Managing Owner	19,427	24,127
Trailing service fees payable to Managing Owner	57,141	103,698
Payables to related parties	356	12,309
Other liabilities	2,244	1,001
Total Liabilities	252,961	1,092,031
CAPITAL
Total Owners' Capital	30,773,687	57,510,438
Non-Controlling Interests		5,680,358
Total Capital	30,773,687	63,190,796
Total Liabilities and Capital	31,026,648	64,282,827
Units Outstanding	282,832	463,652
Winton/Graham Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	55,553	61,691
Total Capital	55,553	61,691
Units Outstanding	428	428
Winton/Graham Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	24,783,519	45,898,246
Total Capital	24,783,519	45,898,246
Units Outstanding	236,649	383,032
Winton/Graham Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	5,934,615	11,550,501
Total Capital	$ 5,934,615	$ 11,550,501
Units Outstanding	45,755	80,192
Winton/Graham Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	236,649	383,032
Net Asset Value per Unit	$ 104.73	$ 119.83
Winton/Graham Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	46,183	80,620
Net Asset Value per Unit	$ 129.70	$ 144.04